Short Term Investments (Tables)	12 Months Ended
Dec. 31, 2012
Short Term Investments [Abstract]
Schedule Of Short-Term Investments

	December 31
	2011	2012
Investment securities	$4,837	$1,013
Short-term bank deposits *	11,115	7,699

	$15,952	$8,712
*See Note 10C as to restrictions on certain deposits.
Schedule Of Available For Sale Investment Securities

		Gross	Gross
		unrealized	unrealized
	Aggregate	holding	holding	Aggregate
	cost basis	gains	(losses)	fair value
At December 31, 2012:
NIS treasury securities	669	22	(9)	682
Corporate bonds	308	23	(-)	331

	977	45	(9)	1,013

At December 31, 2011:
U.S. Treasury securities	1,236	15	(2)	1,249
NIS treasury securities	642	16	(14)	644
Corporate bonds	2,943	27	(26)	2,944

	4,821	58	(42)	4,837

Schedule Of Maturities Of Debt Securities

	Cost basis
	amount	Fair value
Due after six months through one year	210	221
Due after one year through five years	518	529
Due after five years through ten years	249	263

	977	1,013